CERTAMX

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

[redacted]

07051754

Richard A. Mikaliunas
Senior Vice President
Capital Markets

American Stock Exchange
86 Trinity Place
New York, NY 10006
T 212 306 1807
F 212 306 2066
richard.mikaliunas@amex.com

1-32544

RECD S.E.C.
MAY 03 2007
1088

April 25, 2007

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Office of Filings and Information Services
Filer Support #2
Room #2531
100 F Street, N.E.
Washington, D.C. 20549

PROCESSED
MAY 04 2007
THOMSON
FINANCIAL

Dear Mr. Johnson:

This is to certify that the American Stock Exchange, (the "Exchange") received from Citigroup Funding Inc. (the "Registrant") a copy of the Company's application on Form 8-A for the registration of the following security:

Equity LinKed Securities (ELKS®) Based Upon the Common Stock of Monsanto Company Due 2008

We further certify that the above security has been approved by the Exchange for listing and registration, upon official notice of issuance, and understand that the 8A will be immediately effective upon your receipt of this letter.

Sincerely,

Richard A. Mikaliunas

END

05/03/2007 14:48 FAX 2123062066 AMEX 008